Inventories - Schedule of Inventories (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Land	S/ 230,689	S/ 317,337
Work in progress - Real estate	135,376	150,537
Finished properties	76,027	203,209
Construction materials	27,852	51,131
Merchandise and supplies	53,310	90,504
Inventories gross	523,254	812,718
Impairment of inventories	(9,207)	(42,007)
Inventories	S/ 514,047	S/ 770,711